ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement Dated September 30, 2019
to the Prospectus dated November 30, 2018, as amended on January 29, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," under the sub-heading titled "Investment Adviser and Portfolio Managers," the text relating to "Sandra M. Ackermann-Schaufler, CFA" is hereby deleted and replaced with the following:

Portfolio Manager	Experience with the Fund	Title with Adviser
David L. Hintz, CFA	Since 2019	Portfolio Manager

In addition, under the section titled "Investment Adviser," the text relating to Sandra M. Ackermann-Schaufler, CFA is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the U.S. large cap equity strategies within SIMC's Investment Management Unit. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1246 (9/19)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement dated September 30, 2019
to the Statement of Additional Information (the "SAI") dated November 30, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," in the chart under the section titled "SIMC," the text relating to "Sandra M. Ackermann-Schaufler, CFA" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David L. Hintz, CFA[1]	18	$23,622	8	$1,705	0	$0

1  This information is provided as of June 30, 2019. David L. Hintz, CFA did not beneficially own shares of the Funds as of June 30, 2019.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1247 (9/19)